Segment information (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Segment Reporting Information [Line Items]
Total assets	$ 25,478,778	$ 25,629,040	$ 87,268,713	$ 86,775,601	$ 7,999,028	$ 428,920
Medical Services [Member]
Segment Reporting Information [Line Items]
Total assets	1,859,127	2,176,405			1,478,872
Property Management Services [Member]
Segment Reporting Information [Line Items]
Total assets	527,980	335,068			$ 6,412,439
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 23,091,671	$ 23,117,567